Property and Equipment, Net	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 8 — Property and Equipment, Net
The components of property and equipment, net are:

	As of September 30,
	2020	2019
Computers, related equipment and software	$1,163,807	$1,109,465
Building and land(1)	177,255	109,446
Leasehold improvements	234,777	230,817
Furniture, fixtures and other	51,831	47,813

Property and equipment, gross	1,627,670	1,497,541
Less accumulated depreciation	(1,019,719)	(972,227)

Property and equipment, net	$607,951	$525,314

(1)	For more details, see also note 2.
Total depreciation expense

for fiscal years
2020,
2019
and
2018,
was $
117,632,
$
111,387
and $
105,439,
respectively.
As of September 30, 2020 and 2019, the costs, net of accumulated depreciation of software assets developed for internal use were $179,837 and $171,331
, respectively.